Share Capital and additional paid-in capital and dividends (Details) - USD ($)	1 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jan. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Aug. 04, 2026
Share Capital and additional paid-in capital and dividends
Direct offering of common shares			3,611,111
Gross price per share in direct offering of common shares			$ 36
Net proceeds from direct offering of common shares			$ 124,400,000	$ 124,400,133
Dividend paid	$ 78,100,000	$ 60,500,000		$ 138,608,525	$ 21,570,052
Dividends per share	$ 2	$ 1.55		$ 3.55	$ 0.67
Number of shares outstanding						39,044,655
Number of treasury shares						695,892